Concentrations of credit risk	12 Months Ended
Mar. 31, 2018
Risks and Uncertainties [Abstract]
Concentrations of credit risk

22. Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivables and derivative instruments. The Company mitigates the risk of credit losses from financing instruments, other than trade receivables, by selecting counter parties that are well known Indian or international banks.

The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2017 and 2018:

	March 31, 2017		March 31, 2018
Customer Name	% of Accounts Receivable	% of Sale of Power	% of Accounts Receivable	% of Sale of Power
Punjab State Power Corporation Limited	39.3%	24.1%	17.1%	27.1%
NTPC Vidyut Vyapar Nigam Limited	5.6%	15.6%	15.4%	21.2%
Solar Energy Corporation of India	21.9%	23.4%	11.4%	13.0%
Gulbarga Electricity Supply Company	—	—	16.3%	5.5%
Chamundeshwari Electricity Supply Company	—	—	12.0%	6.8%